Business, Acquisition of Assets and Basis of Presentation (Details Textual)		1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 08, 2015	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	May. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Business Acquisition [Line Items]
Other Labor-related Expenses					$ 264,000	$ 253,000	$ 264,000	$ 253,000
Sale of Stock, Percentage of Ownership after Transaction					81.50%		81.50%
Stockholders' Equity, Reverse Stock Split					On June8, 2015, in connection with the reincorporation as a Delaware corporation, the Company effected a reverse stock split in which each common stock holder received one share of common stock for every 12.174 shares then outstanding (the Reverse Stock Split).		On June8, 2015, in connection with the reincorporation as a Delaware corporation, we effected a reverse stock split in which each common stock holder received one share of common stock for each every 12.174 shares then outstanding (the Reverse Stock Split). All share and per share amounts in this Annual Report have been adjusted to reflect the effect of the Reverse Stock Split.
Stockholders' Equity Note, Stock Split, Conversion Ratio	12.174
Business Combination, Contingent Consideration, Liability, Noncurrent					$ 687,685		$ 664,000	0
Payments to Acquire Businesses, Gross					540,000	$ 0	1,000,000	0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset							664,000	0
Amortization of Intangible Assets							$ 71,000	$ 70,000
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					520,000
Trade Names [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					140,000
Customer Contracts [Member]
Business Acquisition [Line Items]
Amortization of Intangible Assets					810,000
Prostascint Business [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent				$ 2,400,000
Payments to Acquire Businesses, Gross				1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred			$ 227,000	500,000	$ 227,000
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Reasons					Aytu also will pay 8% as contingent consideration on its net sales made after October31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High				$ 2,500,000
Business Combination Contingent Consideration Percentage				8.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset				$ 664,000	$ 688,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period					10 years
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					$ 790,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					80,000
Jazz Pharmaceuticals Inc [Member] | Prosta Scint [Member] | Customer Contracts [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Gross					720,000
Primsol Business [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 500,000
Business Combination, Consideration Transferred, Liabilities Incurred		142,000
Business Combination Consideration Transferred Inventory		102,000			102,000
Business Combination Consideration Transferred Product Inventory		40,000
Business Combination Consideration Transferred Work In Process Inventory					$ 80,000
Primsol Business [Member] | No Later Than March 31, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than June 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		500,000
Primsol Business [Member] | No Later Than September 30, 2016 [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred		$ 250,000